LEASES - Summary of finance leases as lessor (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
LEASES
Gross investment in finance leases	$ 44,724,074	$ 44,042,308
Less: Future financial income	(16,230,945)	(16,750,704)
Present value of minimum payments receivable	28,493,129	27,291,604
Minimum non-collectable payments impairment	(1,066,792)	(1,088,272)
Total	27,426,337	26,203,332
Less than 1 year
LEASES
Gross investment in finance leases	1,158,027	1,443,191
Present value of minimum payments receivable	1,016,714	1,253,099
Between 1 and 5 years
LEASES
Gross investment in finance leases	10,841,602	10,610,800
Present value of minimum payments receivable	8,536,355	8,446,425
Greater than 5 years
LEASES
Gross investment in finance leases	32,724,445	31,988,317
Present value of minimum payments receivable	$ 18,940,060	$ 17,592,080